Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted		$ 6.24	$ 4.31
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock Purchased	4,677
Common stock exercise price	$ 1.65
Share based compensation arrangement , requisite service period	4 years
Restricted stock award vested percentage	1.16%
Vesting period	4 years
Vesting period		8 years 3 months 18 days
Warrants issued		0
Share based compensation by share based award weighted average remaning vesting period		7 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock Purchased	3,052
Sharebased compensation arrangement by share based payment vested commencement percentage	2.0833%
Restricted stock award vested percentage	25.00%
Number of units unvested		635
Warrants issued		0	0
Share based compensation by share based award equity instruments other than options vested and expected to vest		2,417
Common Stock Exercise Price	$ 0.14
2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance		417,755
Total unrecognized stock-based compensation expense related to unvested share-based awards		$ 5.9
Period for recognition of unrecognized expense		3 years 2 months 12 days
Common stock shares reserved for future issuance		1,691,208
Share based compensation by share based cumulative options issued		1,273,454
2019 Stock Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of purchase price of common stock under the ESPP		100.00%
2019 Stock Plan [Member] | Employee Stock Option [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock award vested percentage		25.00%
2019 Stock Plan [Member] | Tranche One [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the total voting power		10.00%
2019 Stock Plan [Member] | Tranche Two [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of purchase price of common stock under the ESPP		110.00%